CAPITAL COMMITMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Hilli Conversion to FLNGV
Purchase obligation, fiscal year maturity:
Payable within 12 months to December 31, 2017		$ 429,370
Payable within 12 months to December 31, 2018		55,768
Total payable		$ 485,138
Scenario, Forecast | Gimi Conversion
Purchase obligation, fiscal year maturity:
Contractual obligation	$ 700,000
Termination fees	20,000
Scenario, Forecast | Gandria Conversion
Purchase obligation, fiscal year maturity:
Contractual obligation	$ 1,000,000